Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	6 Months Ended
Jun. 30, 2023
Right-of-use assets [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	Over term of lease
Furniture [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Tools and machinery [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years